Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Marketable securities	$ 4,700	$ 5,776
Total assets	41,886	32,212
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Marketable securities	4,700	5,776
Total assets	4,700	5,776
Significant Other Observable Inputs (Level 2) [Member]
Assets
Marketable securities	0	0
Total assets	33,086	22,336
Significant Unobservable Inputs (Level 3) [Member]
Assets
Marketable securities	0	0
Total assets	4,100	4,100
Interest Rate Contract [Member]
Assets
Undesignated interest rate cap	33,086	22,336
Interest Rate Contract [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Undesignated interest rate cap	0	0
Interest Rate Contract [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Undesignated interest rate cap	33,086	22,336
Interest Rate Contract [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets
Undesignated interest rate cap	0	0
Warrant [Member]
Assets
Undesignated interest rate cap	4,100	4,100
Warrant [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Undesignated interest rate cap	0	0
Warrant [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Undesignated interest rate cap	0	0
Warrant [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets
Undesignated interest rate cap	$ 4,100	$ 4,100